Braver Tactical Opportunity Fund
RISK/RETURN
Investment Objective.
The investment objective of the Braver Tactical ~~Opportunity Fund (the “Fund”) is to seek long term capital appreciation with an emphasis on capital preservation and risk control.~~
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Braver Tactical Opportunity Fund	Braver Tactical Opportunity Fund Class A Shares	Braver Tactical Opportunity Fund Class N Shares	Braver Tactical Opportunity Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Braver Tactical Opportunity Fund		Braver Tactical Opportunity Fund Class A Shares	Braver Tactical Opportunity Fund Class N Shares	Braver Tactical Opportunity Fund Class I Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	none
Other Expenses	[1]	0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses	[2]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.92%	1.92%	1.67%
Fee Waiver/Expense Reimbursement		(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.70%	1.70%	1.45%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Braver Wealth Management, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.50%, 1.50%, and 1. 25 % of the Fund's average net assets, for Class A, Class N and Class I shares, respectively, through September 30 , 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Braver Tactical Opportunity Fund (USD $)	One Year	Three Years
Braver Tactical Opportunity Fund Class A Shares	738	1,123
Braver Tactical Opportunity Fund Class N Shares	173	582
Braver Tactical Opportunity Fund Class I Shares	148	505

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

The Fund’s ~~Advisor seeks to achieve the Fund’s objective by investing in indexed investments and cash positions.  Indexed investments include exchange traded funds (“ ETFs”) and indexed based mutual funds or other investment companies (collectively, “Indexed Investments”).  Cash positions include highly liquid investments such as money market mutual funds that are generally convertible into cash (“Cash Positions”).~~

~~The goal of the strategy is to seek long term capital appreciation while keeping a focus on capital preservation and risk control.  The Fund’s investment strategy is deeply rooted in the belief that , for long term investment success , it is more important to avoid major market declines than it is to stay fully invested. The Fund can be up to 100% invested in Indexed Investments (primarily ETFs) that are broadly diversified across equity and fixed income asset classes or sectors.  The portfolio consists of more than ten equity models covering different equity asset classes ( i.e. Large Cap Value, Mid Cap Value, Mid Cap Core, Small Cap Growth, Small Cap Value, etc.) or equity sectors ( i.e. Utilities).  The fixed income model within the strategy when invested typically owns indexed investments that track the 20+ year U.S. Treasury Bond Index, which provides long maturity and diversified exposure to the 20+ year maturities in the U.S. Treasury Bond market.    The Fund can also invest up to 100% in Cash Positions when the proprietary computer models indicate that the market price trends are negative or market risk is too high. All investment decisions are made based on proprietary computer models.  The computer models are based on price trends and other technical factors.  The investment process adheres to the trading signal output by our computer models, which eliminates making human emotional trading decisions.~~

~~The Advisor uses computer models to analyze a proprietary blend of technical patterns ( i.e. trend analysis and moving average) and momentum indicators (market indicators such as rate of change that provide an indication of the underlying strength or weakness of the markets) in order to determine if the underlying asset class is considered to be safe for investment.  The binary models (‘On – invested’ or ‘Off – not invested held in money market’) determine either to invest or not to invest in a particular asset class/sector .  If the models determine not to invest, that portion of the Fund’s portfolio remains in a Cash Position.~~

~~The decisions for allocating the Fund’s assets are based upon the Advisor’s quantitative investment models and the proprietary factors that the Advisor builds into its models.  The individual security selection criteria are as follows: (a) correlation to the underlining index or sector with which we are seeking exposure (lowest tracking error) (b) underlying ETF costs; (c) liquidity; and (d) quality of the ETF sponsor.~~

~~The Advisor’s sell discipline is two-fold.  The Advisor’s models analyze market trends on a daily basis based on technical patterns and momentum indicators, and if the Advisor’s models uncover negative trends signaling risks are too high, a sell signal is indicated.  In addition, each model within the strategy maintains ‘stop loss’ orders that are evaluated at the end of each business day for possible execution the following day to help further mitigate risk.~~

Principal Risks.

There can be no guarantee that Advisor’s models will prove successful or profitable. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

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Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

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Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

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Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

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Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

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Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

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Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

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Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

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Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

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Limited Operating History. Each of the Fund and the Advisor is a new enterprise with no operating history. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Advisor will achieve the Fund’s investment objective.

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Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

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Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at ~~855-294-7539.~~